UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2007

Date of reporting period: 10/31/2006

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.

Schedule of Investments	October 31, 2006 (Unaudited)

MEXICO - 100.07%	Shares	Value

COMMON STOCKS - 99.17%

Airlines - 1.70%
Grupo Aeroportuario del Pacifico, S.A. de C.V. - Class B (a)	275,500	$1,040,531
Grupo Aeroportuario del Sureste, S.A. de C.V. - Class B	189,400	719,392
		1,759,923
Cement - 7.41%
Cemex, S.A. de C.V. CPO	1,270,718	3,916,754
Corporacion Moctezuma, S.A. de C.V.	500,000	1,162,261
Grupo Cementos de Chihuahua, S.A. de C.V.	650,000	2,598,815
		7,677,830
Communications - 15.72%
America Movil, S.A. de C.V. - Class L	860,600	1,845,246
America Movil, S.A. de C.V. - Class L - ADR	60,070	2,575,201
America Telecom, S.A. de C.V. - Class A1 (a)	1,370,000	10,419,995
Axtel, S.A. de C.V. CPO (a)	675,003	1,443,534
		16,283,976
Financial Groups - 4.73%
Grupo Financiero Banorte, S.A. de C.V. - Class O	1,360,400	4,900,268

Food, Beverage & Tobacco - 7.15%
Alsea, S.A. de C.V. - Class A	858,190	4,117,435
Gruma, S.A. de C.V.	266,800	875,450
Grupo Bimbo, S.A. de C.V. - Class A	66,000	264,309
Grupo Continental, S.A.	1,050,700	2,149,290
		7,406,484
Housing - 13.09%
Consorcio ARA, S.A. de C.V.	155,300	879,969
Corporacion GEO, S.A. de C.V. (a)	1,084,900	5,016,511
SARE Holding, S.A. de C.V. (a)	2,524,106	3,022,853
Urbi, Desarrollos Urbanos, S.A. de C.V. (a)	1,512,400	4,634,976
		13,554,309
Industrial Conglomerates - 14.07%
Alfa, S.A. - Class A	286,800	1,597,082
Grupe, S.A. de C.V. (a)	456,500	585,752
Grupo IMSA, S.A. de C.V. UBC (a)	633,200	2,731,823
Grupo Carso, S.A. - Class A1	189,000	633,521
Industrias CH, S.A. - Class B (a)	1,340,100	5,204,695
Mexichem, S.A. de C.V.	2,634,200	3,823,361
		14,576,234
Infrastructure - 19.76%
Carso Infraestructura y Construccion, S.A. (a)	3,440,100	2,594,093
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	1,687,950	5,791,347
Impulosra del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	1,246,400	1,240,038
Grupo Mexicano de Desarrollo, S.A. (a)	978,200	2,392,087
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	5,346,000	8,450,288
		20,467,853
Insrance - 0.03%
Qualitas Compania de Seguros, S.A. de C.V. (a)	107,700	30,042

Media - 5.41%
Grupo Televisa, S.A. CPO	716,200	3,542,076
Grupo Televisa, S.A. - GDR	83,400	2,058,312
		5,600,388

Schedule of Investments (continued)	October 31, 2006 (Unaudited)

COMMON STOCKS - 99.17%	Shares	Value

Retailing - 10.10%
Grupo Elektra, S.A. de C.V.	252,900	2,682,811
Wal-Mart de Mexico, S.A. de C.V. - Class V (a)	2,231,454	7,774,371
		10,457,182

TOTAL COMMON STOCKS (Cost $71,473,150)		102,714,489

CORPORATE BONDS - 0.61%	Titles
TVACB-04, 10.0100%, 12/15/2011 (b)	11,265,000	633,249

TOTAL CORPORATE BONDS (Cost $1,000,000)		633,249

INVESTMENT COMPANIES - 0.29%	Shares
GBM Fondo de Mercado de Dinero, S.A. de C.V., SIID para Personas Fisicas (a)	128,047	299,296

TOTAL INVESTMENT COMPANIES (Cost $297,878)		299,296

TOTAL MEXICO (Cost $71,771,028)		103,647,034

UNITED STATES - 0.07%

INVESTMENT COMPANIES - 0.07%
First American Treasury Obligations Fund - Class A, 4.5672%	73,297	73,297

TOTAL INVESTMENT COMPANIES (Cost $73,297)		73,297

TOTAL UNITED STATES (Cost $73,297)		73,297

Total Investments (Cost $72,844,325) - 100.14%		103,720,331

Liabilities in Excess of Other Assets - (0.14)%		(150,078)

TOTAL NET ASSETS - 100.00%		$103,570,253

ADR - American Depository Receipts.
GDR - Global Depository Receipts.
(a) Non-income producing security.
(b) Fair valued security.

The cost basis of investments for federal income tax purposes at October 31, 2006 was as follows:

Cost of investments*	$72,959,227
Gross unrealized appreciation	31,349,034
Gross unrealized depreciation	(515,879)
Net unrealized appreciation	$30,833,155

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date 12/21/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date 12/21/2006

By (Signature and Title) /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date 12/26/2006